Deposits (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Deposits [Abstract]
Schedule of Deposits Consist of Non-Refundable Deposit	The deposits consist of non-refundable deposit for the land to be purchased at Kuantan Integrated Industrial Park and the professional fee related to it, and refundable deposit for the rent of photocopiers. See Note 10 for further discussion.
Deposit allocation	Nature	Terms	March 31, 2024	September 30, 2023
Land to be purchased at Kuantan Integrated Industrial Park	Non-refundable	2% upon signing of letter of offer	82	82
Professional service in building Kuantan factory	Non-refundable	1.5% upon signing of letter of acceptance	46	46
Public Relations Consulting Services	Refundable	One month fee charge	25	-
Photocopiers rent for offices use	Refundable		-	-
Total			$153	$128
The deposits consist of non-refundable deposit for the land purchase at Kuantan Integrated Industrial Park and the professional fee related to it, and refundable deposit for the rent of photocopier.
Deposit allocation	Nature	September 30, 2023	September 30, 2022
Land purchase at Kuantan	Non-refundable	80,989	-
Integrated Industrial Park
Professional service for	Non-refundable	46,462	-
Kuantan factory
Photocopier rent for office use Refundable		213	-
Total		$127,664	$-